Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	3,511,922	3,730,580
Weighted average exercise price share options, beginning of period | $ / shares	$ 13.55	$ 14.09
Number of share options granted | shares	728,700	684,100
Weighted average exercise price of share options granted | $ / shares	$ 18.08	$ 14.25
Number of share options exercised | shares	(938,615)	(309,749)
Weighted average exercise price of share options exercised | $ / shares	$ 13.47	$ 13.56
Number of share options forfeited | shares	(171,335)	(35,135)
Weighted average exercise price of share options forfeited / cancelled | $ / shares	$ 15.95	$ 13.48
Number of share options expired | shares	(8,666)	(557,874)
Weighted average exercise price of share options expired | $ / shares	$ 13.5	$ 18.02
Number of share options outstanding, end of period | shares	3,122,006	3,511,922
Weighted average exercise price share options, end of period | $ / shares	$ 14.5	$ 13.55
Number of share options exercisable | shares	1,920,804	1,916,888
Weighted average exercise price of share options exercisable | $ / shares	$ 13.66	$ 13.4